SUBSEQUENT EVENTS (Details)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Feb. 15, 2022	Jan. 14, 2022
Chengdu TEDA
Subsequent Event [Line Items]
Litigation Settlement, Expense	$ 552,282	¥ 3,508,315.12
Tianfang (Suzhou) Real Estate Co., Ltd
Subsequent Event [Line Items]
Liability for Unpaid Claims and Claims Adjustment Expense, Claims Paid	$ 45,926	¥ 291,742.17
Legal settlement Breaching Late Fee Percentage	0.10%	0.10%
MD Local Global Limited ("MDJM UK") | Subsequent Event
Subsequent Event [Line Items]
Equity interests held			100.00%	100.00%